Consolidated Condensed Schedule of Investments (USD $)	Dec. 31, 2013		Dec. 31, 2012
Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 15,365,255	[1]	$ 3,472,814	[1]
Percent of Partners' Capital (Net Asset Value)	3.43%	[1]	0.55%	[1]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14,449,867	[1]	2,657,572	[1]
Percent of Partners' Capital (Net Asset Value)	3.23%	[1]	0.42%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,909,418	[1]	(668,620)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(672,421)	[1]	(804,167)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.15%)	[1]	(0.13%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,379,330	[1]	484,754	[1]
Percent of Partners' Capital (Net Asset Value)	0.53%	[1]	0.07%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(117,375)	[1]	202,322	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	0.03%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(198,405)	[1]	(288,575)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.04%)	[1]	(0.05%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(19,547)	[1]	(45,249)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	(0.01%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	53,375	[1]	(131,884)	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	(0.02%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	16,517	[1]	(53,248)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	(0.01%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,467,944	[1]	(32,573)	[1]
Percent of Partners' Capital (Net Asset Value)	1.22%	[1]	(0.01%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,540,449	[1]	3,326,192	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	9,069	[1]	938	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	180,496	[1]	266,288	[1]
Percent of Partners' Capital (Net Asset Value)	0.04%	[1]	0.04%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,550,167)	[1]	1,449,503	[1]
Percent of Partners' Capital (Net Asset Value)	(0.35%)	[1]	0.23%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(685,660)	[1]	367,534	[1]
Percent of Partners' Capital (Net Asset Value)	(0.15%)	[1]	0.06%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,921)	[1]	(709)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	9,588,632	[1]	1,242,638	[1]
Percent of Partners' Capital (Net Asset Value)	2.14%	[1]	0.19%	[1]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	799,760	[1]	804,604	[1]
Percent of Partners' Capital (Net Asset Value)	0.18%	[1]	0.13%	[1]
Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	115,628	[1]
Percent of Partners' Capital (Net Asset Value)	0.02%	[1]
Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	100,190	[1]	10,638	[1]
Percent of Partners' Capital (Net Asset Value)	0.02%	[1]	0.00%	[1]
Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	15,438	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,144,863	[1]	208,405	[1]
Percent of Partners' Capital (Net Asset Value)	2.27%	[1]	0.03%	[1]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,216,551	[1]	(431,836)	[1]
Percent of Partners' Capital (Net Asset Value)	2.28%	[1]	(0.07%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	9,950,020	[1]	2,857,771	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,790,891	[1]	958,379	[1]
Percent of Partners' Capital (Net Asset Value)	0.62%	[1]	0.15%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,686,390	[1]	2,401,456	[1]
Percent of Partners' Capital (Net Asset Value)	1.05%	[1]	0.38%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(69,658)	[1]	87,791	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	0.02%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	828,434	[1]	(585,295)	[1]
Percent of Partners' Capital (Net Asset Value)	0.19%	[1]	(0.09%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	30,940	[1]	(16,937)	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,645,510	[1]	(103,513)	[1]
Percent of Partners' Capital (Net Asset Value)	0.37%	[1]	(0.02%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	23,094	[1]	457,114	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	0.07%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14,419	[1]	(341,224)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	(0.05%)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	266,531	[1]	(3,289,607)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	37,257	[1]	8,031	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14,027	[1]	71,740	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,080,501	[1]	3,028	[1]
Percent of Partners' Capital (Net Asset Value)	0.24%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(787,648)	[1]	(2,657,731)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.18%)	[1]	(0.42%)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(614)	[1]	8,911	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(76,992)	[1]	(723,586)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	(0.11%)	[1]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(64,142)	[1]	640,241	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.10%	[1]
Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(7,546)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(7,546)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	25,510,118	[1]	3,681,219	[1]
Percent of Partners' Capital (Net Asset Value)	5.70%	[1]	0.58%	[1]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	24,666,418	[1]	2,225,736	[1]
Percent of Partners' Capital (Net Asset Value)	5.51%	[1]	0.35%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	16,859,438	[1]	2,189,151	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,118,470	[1]	154,212	[1]
Percent of Partners' Capital (Net Asset Value)	0.47%	[1]	0.02%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,065,720	[1]	2,886,210	[1]
Percent of Partners' Capital (Net Asset Value)	1.58%	[1]	0.45%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(187,033)	[1]	290,113	[1]
Percent of Partners' Capital (Net Asset Value)	(0.04%)	[1]	0.05%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	630,029	[1]	(873,870)	[1]
Percent of Partners' Capital (Net Asset Value)	0.15%	[1]	(0.14%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,393	[1]	(62,186)	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	(0.01%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,698,885	[1]	(235,397)	[1]
Percent of Partners' Capital (Net Asset Value)	0.38%	[1]	(0.04%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	39,611	[1]	403,866	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	0.06%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,482,363	[1]	(373,797)	[1]
Percent of Partners' Capital (Net Asset Value)	1.22%	[1]	(0.06%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,806,980	[1]	36,585	[1]
Open contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	46,326	[1]	8,969	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	0.00%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	194,523	[1]	338,028	[1]
Percent of Partners' Capital (Net Asset Value)	0.04%	[1]	0.05%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(469,666)	[1]	1,452,531	[1]
Percent of Partners' Capital (Net Asset Value)	(0.11%)	[1]	0.23%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,473,308)	[1]	(2,290,197)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.33%)	[1]	(0.36%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,535)	[1]	8,202	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	9,511,640	[1]	519,052	[1]
Percent of Partners' Capital (Net Asset Value)	2.12%	[1]	0.08%	[1]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	735,618	[1]	1,444,845	[1]
Percent of Partners' Capital (Net Asset Value)	0.17%	[1]	0.23%	[1]
Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	108,082	[1]
Percent of Partners' Capital (Net Asset Value)	0.02%	[1]
Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	92,644	[1]	10,638	[1]
Percent of Partners' Capital (Net Asset Value)	0.02%	[1]	0.00%	[1]
Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	15,438	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	54.10%		56.33%
Investments Owned, Fair Value	242,024,612		358,679,830
Securities owned | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			4.05%
Investments Owned, cost			25,763,509
Investments Owned, Fair Value			25,782,069
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	35.23%		41.82%
Investments Owned, cost	157,435,063		266,171,482
Investments Owned, Fair Value	157,597,272		266,282,515
Securities owned | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	16.64%		8.89%
Investments Owned, cost	74,253,167		56,488,948
Investments Owned, Fair Value	74,428,993		56,629,696
Securities owned | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	5.61%		7.31%
Investments Owned, Face Value	25,000,000		46,500,000
Investments Owned, Rate of Return Range Minimum	1.00%		0.20%
Investments Owned, Rate of Return Range Maximum	1.20%		0.30%
Investments Owned, Fair Value	25,088,017		46,514,106
Securities owned | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	29.62%		32.62%
Investments Owned, Face Value	132,450,000		207,700,000
Investments Owned, Rate of Return Range Minimum	0.20%		0.20%
Investments Owned, Rate of Return Range Maximum	0.90%		0.40%
Investments Owned, Fair Value	132,509,255		207,717,382
Securities owned | Foreign corporate bonds | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	3.92%		2.30%
Investments Owned, Face Value	17,122,000		13,580,000
Investments Owned, Rate of Return Range Minimum	0.60%	[2]	0.80%	[2]
Investments Owned, Rate of Return Range Maximum	1.40%	[2]	1.40%	[2]
Investments Owned, Fair Value	17,538,526		14,635,152
Securities owned | U.S. corporate bonds | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	12.72%		6.59%
Investments Owned, Face Value	54,702,000		39,486,000
Investments Owned, Rate of Return Range Minimum	0.50%	[2]	0.70%	[2]
Investments Owned, Rate of Return Range Maximum	1.50%	[2]	1.50%	[2]
Investments Owned, Fair Value	56,890,467		41,994,544
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			1.89%
Investments Owned, Face Value			12,000,000
Investments Owned, Rate of Return			0.90%
Investments Owned, Fair Value			12,051,027
Securities owned | U.S. Treasury Bill
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	2.23%		1.57%
Investments Owned, Face Value	10,000,000		10,000,000
Investments Owned, Rate of Return	0.10%		0.20%
Investments Owned, cost	9,998,192		9,981,800
Investments Owned, Fair Value	9,998,347		9,985,550
Securities owned | Dell Inc | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			1.57%
Investments Owned, Face Value			10,000,000
Investments Owned, Rate of Return			0.30%
Investments Owned, Fair Value			9,994,400
Securities owned | Coca-Cola Bottling Co Consolidated | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			1.37%
Investments Owned, Face Value			8,700,000
Investments Owned, Rate of Return			0.20%
Investments Owned, Fair Value			8,696,404
Securities owned | Other | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			1.11%
Investments Owned, Face Value			7,100,000
Investments Owned, Rate of Return Range Minimum			0.40%	[2]
Investments Owned, Rate of Return Range Maximum			0.60%	[2]
Investments Owned, Fair Value			$ 7,091,265

[1]	No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[2]	No individual position constituted greater than 1 percent of partners' capital (net asset value).